UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2009
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Cambridge Investment , Ltd.
Address:          5237 HHR Ranch Road, Suite A
                  Wilson, Wyoming  83014


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:
/s/ John R. Tozzi              Wilson, Wyoming                 August 6, 2009
-----------------              ---------------                 --------------
  [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             1
                                            ---------

Form 13F Information Table Entry Total:          9
                                            ---------

Form 13F Information Table Value Total:        $78,836
                                            (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6     COLUMN 7    COLUMN 8
                                                        MARKET
                                TITLE OF                VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (*1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
BAKER HUGHES INC               COM           57224107     2,879    79,000   SH           DEFINED       1         79,000
CAMERON INTERNATIONAL CORP     COM          13342B105     8,462   299,002   SH           DEFINED       1        299,002
DIAMOND OFFSHORE DRILLING IN   COM          25271C102     5,179    62,359   SH           DEFINED       1         62,359
ENSCO INTL INC                 COM          26874Q100     5,395   154,711   SH           DEFINED       1        154,711
HALLIBURTON COM                COM          406216101    11,340   547,809   SH           DEFINED       1        547,809
NATIONAL OILWELL VARCO INC     COM          637071101     6,532   200,000   SH           DEFINED       1        200,000
SCHLUMBERGER LTD               COM          806857108    10,640   196,631   SH           DEFINED       1        196,631
NOBLE CORPORATION BAAR         NAMEN -AKT   H5833N103    14,978   495,156   SH           DEFINED       1        495,156
TRANSOCEAN LTD US LISTED       REG SHS      H8817H100    13,432   180,800   SH           DEFINED       1        180,800
                                                         78,836